PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed income statement - Separate [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed income statement [Line Items]
Revenue	$ 1,272,077	$ 2,958,270	$ 3,107,993
Cost of sales	(2,099,716)	(2,860,173)	(2,687,140)
Gross margin	(827,639)	98,097	420,853
Other income	948,160	1,124,033	1,157,905
Distribution costs	(125,563)	(222,585)	(217,828)
Administrative expenses	(225,557)	(326,640)	(339,017)
Other expenses	(154,582)	(211,830)	(189,719)
Restructuring activities expenses	(837,673)
Other gains/(losses)	(98,790)	15,367	53,446
Income from operation activities	(1,321,644)	476,442	885,640
Financial income	11,812	23,262	10,906
Financial costs	(410,153)	(479,596)	(468,842)
Share of profit of investments accounted for using the equity method	(3,537,259)	88,429	(49,115)
Foreign exchange gains/(losses)	(66,004)	(76,122)	(78,566)
Result of indexation units		67	115
Income (loss) before taxes	(5,323,248)	32,482	300,138
Income tax expense / benefit	767,713	163,131	41,648
NET INCOME (LOSS) FOR THE YEAR	$ (4,555,535)	$ 195,613	$ 341,786